Company Cash Flow Statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Adjustments for:
Non-cash items included in profit	£ 36	£ 2,394	£ 455
Net change in operating assets and liabilities	(436)	(11,712)	10,854
Effects of exchange rate differences	(616)	2,354	(640)
Net cash flows from operating activities	594	(5,467)	12,153
Cash flows from investing activities
Purchase of financial assets at amortised cost and financial assets at fair value	(10,899)	(2,884)	(1,256)
Net cash flows from investing activities	(2,755)	(206)	3,075
Cash flows from financing activities
Issue of other equity instruments	0	750	450
Issue of debt securities and subordinated notes	6,415	8,683	2,853
Repayment of debt securities and subordinated notes	(6,409)	(4,522)	(13,728)
Repurchase of other equity instruments	0	(750)	(500)
Issuance costs of debt securities and subordinated notes	(18)	(16)	(6)
Dividends paid on ordinary shares	(1,538)	(1,013)	(1,346)
Dividends paid on other equity instruments	(133)	(143)	(143)
Net cash flows from financing activities	(1,731)	2,711	(12,643)
Change in cash and cash equivalents	(3,892)	(2,962)	2,585
Cash and cash equivalents at beginning of the year	48,945	51,787	49,221
Cash and cash equivalents at the end of the year	44,931	48,945	51,787
Santander UK Group Holdings plc
Cash flows from operating activities
Profit from continuing operations before tax	1,675	1,202	1,495
Adjustments for:
Non-cash items included in profit	0	9
Net change in operating assets and liabilities	3,558	363
Effects of exchange rate differences	(513)	980
Net cash flows from operating activities	4,720	2,554
Cash flows from investing activities
Purchase of financial assets at amortised cost and financial assets at fair value	(2,394)	(3,802)
Investments in other entities	0	(50)
Net cash flows from investing activities	(2,394)	(3,852)
Cash flows from financing activities
Issue of other equity instruments	0	750
Issue of debt securities and subordinated notes	2,582	3,898
Repayment of debt securities and subordinated notes	(3,230)	(1,446)
Repurchase of other equity instruments	0	(750)
Issuance costs of debt securities and subordinated notes	(4)	(9)
Dividends paid on ordinary shares	(1,538)	(1,013)
Dividends paid on other equity instruments	(133)	(143)
Net cash flows from financing activities	(2,323)	1,287
Change in cash and cash equivalents	3	(11)
Cash and cash equivalents at beginning of the year	41	52
Cash and cash equivalents at the end of the year	£ 44	£ 41	£ 52